LOANS AND PAYMENT PLAN RECEIVABLES, Troubled Debt Restructurings (FY) (Details) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2017 USD ($) Contract		Sep. 30, 2016 USD ($) Contract		Sep. 30, 2017 USD ($) Contract		Sep. 30, 2016 USD ($) Contract		Dec. 31, 2016 USD ($) Contract		Dec. 31, 2015 USD ($) Contract		Dec. 31, 2014 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		$ 68,118				$ 68,118				$ 77,922		$ 88,330
Troubled debt restructuring, specific reserve		$ 7,000				$ 7,000				9,000		10,900
Additional amounts committed to lend as troubled debt restructurings										$ 40		$ 40
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		4	[1]	12	[1]	26	[2]	32	[2]	40		46		70
Pre-modification recorded balance		$ 154	[1]	$ 759	[1]	$ 1,461	[2]	$ 3,239	[2]	$ 3,902		$ 5,589		$ 7,123
Post-modification recorded balance		155	[1]	749	[1]	1,467	[2]	3,276	[2]	3,942		5,097		6,308
Increase (decrease) in allowance for loan losses		20		340		80		690		(100)		400		200
Charge offs due to troubled debt restructurings		0		20		$ 0		20		$ 530		$ 160		$ 40
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract										1		5		3
Recorded balance										$ 1,767		$ 234		$ 444
Past due period for modified loans						90 days				90 days
Increase (decrease) in allowance for loan loss due to TDRs that subsequently defaulted										$ (170)		(30)		20
Charge-offs on TDRs that subsequently defaulted				$ 0				$ 0		$ 510		0		$ 0
Minimum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period						9 months				9 months
Modifications involving extension of maturity date, period range						1 month				1 month
Maximum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period						36 months				36 months
Modification of stated interest rate of loans, range of period in certain circumstances						480 months				480 months
Modifications involving extension of maturity date, period range						60 months				60 months
Modifications involving extension of maturity date, period range in certain circumstances						230 months				230 months
Performing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		63,186				$ 63,186				$ 70,286		81,512
Non-performing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[3]	4,932				4,932				7,636		6,818
Commercial and Industrial [Member]
TDR that subsequently defaulted [Abstract]
Recorded balance		160				160
Increase (decrease) in allowance for loan loss due to TDRs that subsequently defaulted		20				40
Charge-offs on TDRs that subsequently defaulted		50				50
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		9,832				9,832				14,125		16,359
Commercial [Member] | Performing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		9,431				9,431				10,560		13,318
Commercial [Member] | Non-performing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[3]	$ 401				$ 401				$ 3,565		$ 3,041
Commercial [Member] | Income Producing - Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	2	[1]	0	[2]	4	[2]	4		2		4
Pre-modification recorded balance		$ 0	[1]	$ 180	[1]	$ 0	[2]	$ 290	[2]	$ 290		$ 229		$ 426
Post-modification recorded balance		$ 0	[1]	$ 180	[1]	$ 0	[2]	$ 290	[2]	$ 290		$ 227		$ 389
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract										0		0		0
Recorded balance										$ 0		$ 0		$ 0
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	0	[1]	0	[2]	0	[2]	0		0		2
Pre-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 0	[2]	$ 0	[2]	$ 0		$ 0		$ 55
Post-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 0	[2]	$ 0	[2]	$ 0		$ 0		$ 44
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract										0		0		0
Recorded balance										$ 0		$ 0		$ 0
Commercial [Member] | Commercial and Industrial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	2	[1]	12	[2]	6	[2]	9		17		13
Pre-modification recorded balance		$ 0	[1]	$ 175	[1]	$ 786	[2]	$ 1,933	[2]	$ 2,044		$ 3,188		$ 2,236
Post-modification recorded balance		$ 0	[1]	$ 158	[1]	$ 786	[2]	$ 1,916	[2]	$ 2,027		$ 2,960		$ 1,606
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract										1		2		2
Recorded balance										$ 1,767		$ 157		$ 319
Mortgage [Member] | 1-4 Family [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		1	[1]	2	[1]	3	[2]	5	[2]	9		8		15
Pre-modification recorded balance		$ 93	[1]	$ 204	[1]	$ 142	[2]	$ 396	[2]	$ 927		$ 1,345		$ 1,576
Post-modification recorded balance		$ 95	[1]	$ 207	[1]	$ 144	[2]	$ 470	[2]	$ 1,004		$ 1,128		$ 1,570
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract										0		2		1
Recorded balance										$ 0		$ 73		$ 125
Mortgage [Member] | Resort Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	0	[1]	1	[2]	1	[2]	1		1		6
Pre-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 189	[2]	$ 116	[2]	$ 116		$ 313		$ 1,583
Post-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 189	[2]	$ 117	[2]	$ 117		$ 307		$ 1,572
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract										0		0		0
Recorded balance										$ 0		$ 0		$ 0
Mortgage [Member] | Home Equity - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	0	[1]	0	[2]	1	[2]	1		1		1
Pre-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 0	[2]	$ 107	[2]	$ 107		$ 20		$ 17
Post-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 0	[2]	$ 78	[2]	$ 78		$ 20		$ 14
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract										0		0		0
Recorded balance										$ 0		$ 0		$ 0
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	2	[1]	0	[2]	2	[2]	2		1		1
Pre-modification recorded balance		$ 0	[1]	$ 77	[1]	$ 0	[2]	$ 77	[2]	$ 77		$ 27		$ 85
Post-modification recorded balance		$ 0	[1]	$ 78	[1]	$ 0	[2]	$ 78	[2]	$ 78		$ 27		$ 84
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract										0		0		0
Recorded balance										$ 0		$ 0		$ 0
Installment [Member] | Home Equity - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	2	[1]	2	[2]	6	[2]	6		6		13
Pre-modification recorded balance		$ 0	[1]	$ 82	[1]	$ 34	[2]	$ 141	[2]	$ 141		$ 220		$ 631
Post-modification recorded balance		$ 0	[1]	$ 85	[1]	$ 37	[2]	$ 145	[2]	$ 145		$ 186		$ 523
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract										0		0		0
Recorded balance										$ 0		$ 0		$ 0
Installment [Member] | Home Equity - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		2	[1]	1	[1]	7	[2]	5	[2]	6		8		9
Pre-modification recorded balance		$ 51	[1]	$ 7	[1]	$ 300	[2]	$ 133	[2]	$ 154		$ 228		$ 400
Post-modification recorded balance		50	[1]	$ 7	[1]	301	[2]	$ 136	[2]	$ 157		$ 217		$ 400
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract										0		0		0
Recorded balance										$ 0		$ 0		$ 0
Installment [Member] | Loans Not Secured By Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract										2		2		6
Pre-modification recorded balance										$ 46		$ 19		$ 114
Post-modification recorded balance										$ 46		$ 25		$ 106
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract										0		1		0
Recorded balance										$ 0		$ 4		$ 0
Installment [Member] | Other [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract										0		0		0
Pre-modification recorded balance										$ 0		$ 0		$ 0
Post-modification recorded balance										$ 0		$ 0		$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract										0		0		0
Recorded balance										$ 0		$ 0		$ 0
Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		58,286	[4]			58,286	[4]			63,797	[4],[5]	71,971	[5]
Retail [Member] | Performing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		53,755	[4]			53,755	[4]			59,726	[4],[5]	68,194	[5]
Retail [Member] | Non-performing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[3],[6]	$ 4,531	[4]			$ 4,531	[4]			$ 4,071	[4],[5]	$ 3,777	[5]

[1]	There were no purchased mortgage loans classified as troubled debt restructurings during the three month periods ended September 30, 2017 and 2016, respectively.
[2]	There were no purchased mortgage loans classified as troubled debt restructurings during the nine month periods ended September 30, 2017 and 2016, respectively.
[3]	Included in non-performing loans table above.
[4]	Retail loans include mortgage and installment portfolio segments.
[5]	Retail loans include mortgage and installment loan segments.
[6]	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.